FAIR VALUE MEASUREMENTS (Change in Fair Vaue of Derivative Liabilities) (Details) - USD ($)			1 Months Ended	12 Months Ended
	Jun. 09, 2016	Jan. 12, 2016	Dec. 31, 2015	Sep. 30, 2016
Fair Value Disclosures [Abstract]
Fair value
Additions recognized as note discounts at inception				259,898
Additions recognized as derivative loss at inception	$ 136,276		$ 132,068	338,925
Amount reclassified from equity at inception				355,126
Amount reclassified to equity upon resolution		$ (142,803)		(1,382,964)
Change in fair value				429,015
Fair value